CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares authorized (in shares)	375,000,000	375,000,000
Number of shares	79,866,503	49,999,998